Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Disclosure of operating segments [line items]
Net interest income (loss)	$ 9,296	$ 8,526	$ 26,946	$ 24,517
Non-interest income (loss)	7,589	6,771	22,321	27,766
Total revenue	16,885	15,297	49,267	52,283
Provision for (recovery of) credit losses	917	971	2,957	3,524
Insurance service expenses	1,646	1,563	4,666	4,487
Non-interest expenses	8,475	8,522	25,600	24,731
Income (loss) before income taxes and share of net income from investment in Schwab	5,847	4,241	16,044	19,541
Provision for (recovery of) income taxes	1,232	905	3,135	2,588
Share of net income from investment in Schwab	0	0	0	305
Net income (loss)	4,615	3,336	12,909	17,258
Assets	2,111,861		2,111,861		$ 2,094,558
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	4,528	4,239	13,211	12,397
Non-interest income (loss)	989	1,002	2,983	2,984
Total revenue	5,517	5,241	16,194	15,381
Provision for (recovery of) credit losses	478	463	1,412	1,606
Insurance service expenses	0	0	0	0
Non-interest expenses	2,131	2,066	6,366	6,204
Income (loss) before income taxes and share of net income from investment in Schwab	2,908	2,712	8,416	7,571
Provision for (recovery of) income taxes	813	759	2,352	2,119
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	2,095	1,953	6,064	5,452
Assets	635,303		635,303		616,115
U.S. Retail [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,352	3,101	9,844	9,203
Non-interest income (loss)	814	541	2,191	139
Total revenue	4,166	3,642	12,035	9,342
Provision for (recovery of) credit losses	317	317	954	1,210
Insurance service expenses	0	0	0	0
Non-interest expenses	2,554	2,381	7,498	7,099
Income (loss) before income taxes and share of net income from investment in Schwab	1,295	944	3,583	1,033
Provision for (recovery of) income taxes	221	184	656	88
Share of net income from investment in Schwab	0	0	0	277
Net income (loss)	1,074	760	2,927	1,222
Assets	521,446		521,446		530,729
Wealth ManagementAnd Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	466	373	1,295	1,104
Non-interest income (loss)	3,619	3,300	10,474	9,670
Total revenue	4,085	3,673	11,769	10,774
Provision for (recovery of) credit losses	0	0	0	0
Insurance service expenses	1,646	1,563	4,666	4,487
Non-interest expenses	1,296	1,155	3,803	3,459
Income (loss) before income taxes and share of net income from investment in Schwab	1,143	955	3,300	2,828
Provision for (recovery of) income taxes	302	252	865	738
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	841	703	2,435	2,090
Assets	28,900		28,900		25,231
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	270	110	471	48
Non-interest income (loss)	2,311	1,953	6,973	6,144
Total revenue	2,581	2,063	7,444	6,192
Provision for (recovery of) credit losses	41	71	291	266
Insurance service expenses	0	0	0	0
Non-interest expenses	1,594	1,493	4,666	4,489
Income (loss) before income taxes and share of net income from investment in Schwab	946	499	2,487	1,437
Provision for (recovery of) income taxes	203	101	571	321
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	743	398	1,916	1,116
Assets	768,679		768,679		754,391
Corporate [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	680	703	2,125	1,765
Non-interest income (loss)	(144)	(25)	(300)	8,829
Total revenue	536	678	1,825	10,594
Provision for (recovery of) credit losses	81	120	300	442
Insurance service expenses	0	0	0	0
Non-interest expenses	900	1,427	3,267	3,480
Income (loss) before income taxes and share of net income from investment in Schwab	(445)	(869)	(1,742)	6,672
Provision for (recovery of) income taxes	(307)	(391)	(1,309)	(678)
Share of net income from investment in Schwab	0	0	0	28
Net income (loss)	(138)	$ (478)	(433)	$ 7,378
Assets	$ 157,533		$ 157,533		$ 168,092